                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

                  Investment Company Act file number: 811-21145
                 ----------------------------------------------

                         STREETTRACKS INDEX SHARES FUNDS
--------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)

                               225 FRANKLIN STREET

                           BOSTON, MASSACHUSETTS 02110
--------------------------------------------------------------------------------
               (Address of principal executive offices)(Zip code)

    (Name and Address of Agent for Service)              Copy to:

  Agustin J. Fleites                         Scott M. Zoltowski, Esq.
  President                                  Vice President and Counsel
  SSgA Funds Management Inc.                 State Street Bank and Trust Company
  State Street Financial Center              One Federal Street
  One Lincoln Street                         Boston, MA 02110
  Boston, MA 02111

Registrant's telephone number, including area code: (866) 787-2257

Date of fiscal year end: September 30

Date of reporting period: December 31, 2004

ITEM 1. SCHEDULE OF INVESTMENTS.

STREETTRACKS INDEX SHARES DOW JONES STOXX 50 FUND

SCHEDULE OF INVESTMENTS
DECEMBER 31, 2004 (UNAUDITED)

                                                     SHARES         VALUE
                                                     ------         -----
COMMON STOCKS -- 99.56%
BELGIUM -- 1.01%
FINANCIAL SERVICES -- 1.01%
Fortis* .....................................         10,305     $  285,324
                                                                 ----------

FINLAND -- 2.18%
TECHNOLOGY -- 2.18%
Nokia Oyj ...................................         39,197        619,096
                                                                 ----------

FRANCE -- 10.34%
BANKS -- 3.12%
BNP Paribas SA ..............................          6,979        505,615
Societe Generale* ...........................          3,730        377,461
                                                                 ----------
                                                                    883,076
                                                                 ----------

ENERGY -- 3.84%
Total Fina Elf SA ...........................          4,984      1,088,662
                                                                 ----------

INSURANCE -- 1.10%
AXA* ........................................         12,655        312,720
                                                                 ----------

NON-CYCLICAL GOODS & SERVICES -- 0.70%
L'Oreal SA* .................................          2,613        198,364
                                                                 ----------

RETAIL -- 0.85%
Carrefour SA* ...............................          5,055        240,760
                                                                 ----------

UTILITIES -- 0.73%
Suez SA .....................................          7,809        208,254
                                                                 ----------
Total France Common Stocks ..................                     2,931,836
                                                                 ----------

GERMANY -- 11.95%
AUTOMOBILES -- 1.19%
DaimlerChrysler AG* .........................          7,036        337,215
                                                                 ----------

BANKS -- 1.43%
Deutsche Bank AG ............................          4,564        405,220
                                                                 ----------

CHEMICALS -- 1.17%
BASF AG .....................................          4,593        330,881
                                                                 ----------

INDUSTRIALS -- 2.10%
Siemens AG(1) ...............................          7,039        596,837
                                                                 ----------

INSURANCE -- 1.36%
Allianz AG ..................................          2,899        384,589
                                                                 ----------

SOFTWARE -- 1.10%
SAP AG ......................................          1,740        310,774
                                                                 ----------

TELECOMMUNICATIONS -- 1.73%
Deutsche Telekom AG* ........................         21,707        491,262
                                                                 ----------

UTILITIES -- 1.87%
E.ON AG* ....................................          5,811        529,680
                                                                 ----------
Total Germany Common Stocks .................                     3,386,458
                                                                 ----------

ITALY -- 4.04%
ENERGY -- 1.90%
Eni SpA* ....................................         21,499        538,279
                                                                 ----------

INSURANCE -- 1.11%
Assicurazioni Generali SpA* .................          9,235        313,440
                                                                 ----------

TELECOMMUNICATIONS -- 1.03%
Telecom Italia SpA ..........................         71,473        292,420
                                                                 ----------
Total Italy Common Stocks ...................                     1,144,139
                                                                 ----------

NETHERLANDS -- 8.75%
BANKS -- 1.33%
ABN AMRO Holding NV .........................         14,190     $  375,918
                                                                 ----------

CYCLICAL GOODS & SERVICES -- 1.00%
Philips Electronics NV ......................         10,730        284,549
                                                                 ----------

ENERGY -- 3.54%
Royal Dutch Petroleum Co. ...................         17,404      1,001,848
                                                                 ----------

FOOD & BEVERAGES -- 1.13%
Unilever NV .................................          4,794        321,446
                                                                 ----------

INSURANCE -- 1.75%
ING Groep NV ................................         16,372        495,366
                                                                 ----------
Total Netherlands Common Stocks .............                     2,479,127
                                                                 ----------

SPAIN -- 6.52%
BANKS -- 4.07%
Banco Bilbao Vizcaya Argentaria SA ..........         28,471        505,025
Banco Santander Central Hispano SA(1) * .....         52,202        647,824
                                                                 ----------
                                                                  1,152,849
                                                                 ----------

TELECOMMUNICATIONS -- 2.45%
Telefonica SA ...............................         36,876        694,714
                                                                 ----------
Total Spain Common Stocks ...................                     1,847,563
                                                                 ----------

SWEDEN -- 1.39%
TELECOMMUNICATIONS -- 1.39%
Telefonaktiebolaget LM Ericsson* ............        124,000        395,582
                                                                 ----------

SWITZERLAND -- 14.00%
BANKS -- 4.08%
Credit Suisse Group* ........................         10,043        422,175
UBS AG ......................................          8,771        735,480
                                                                 ----------
                                                                  1,157,655
                                                                 ----------
FOOD & BEVERAGES -- 3.11%
Nestle SA ...................................          3,370        881,695
                                                                 ----------

HEALTHCARE -- 6.13%
Novartis AG .................................         20,990      1,057,714
Roche Holding AG* ...........................          5,906        679,884
                                                                 ----------
                                                                  1,737,598
                                                                 ----------

INSURANCE -- 0.68%
Swiss Reinsurance* ..........................          2,684        191,428
                                                                 ----------
Total Switzerland Common Stocks .............                     3,968,376
                                                                 ----------

UNITED KINGDOM -- 39.38%
BANKS -- 14.22%
Barclays PLC ................................         54,071        608,332
HBOS PLC ....................................         32,570        530,265
HSBC Holdings PLC ...........................         93,332      1,575,065
Lloyds TSB Group PLC ........................         46,973        426,568
Royal Bank of Scotland Group PLC ............         26,480        890,699
                                                                 ----------
                                                                  4,030,929
                                                                 ----------

ENERGY -- 8.65%
BP PLC ......................................        181,078      1,766,072
Shell Transport & Trading Co. PLC ...........         80,375        685,146
                                                                 ----------
                                                                  2,451,218
                                                                 ----------

FOOD & BEVERAGES -- 1.27%
Diageo PLC ..................................         25,179        359,175
                                                                 ----------

See accompanying notes.

STREETTRACKS INDEX SHARES DOW JONES STOXX 50 FUND

DECEMBER 31, 2004 (UNAUDITED)

                                                            SHARES         VALUE
                                                            ------         -----
HEALTHCARE -- 5.74%
AstraZeneca PLC .....................................        13,052     $    473,356
GlaxoSmithKline PLC .................................        49,142        1,152,931
                                                                        ------------
                                                                           1,626,287
                                                                        ------------

INSURANCE -- 0.80%
Aviva PLC ...........................................        18,866          227,467
                                                                        ------------

MINING -- 1.04%
Anglo American PLC ..................................        12,476          295,097
                                                                        ------------

NON-CYCLICAL GOODS & SERVICES -- 1.40%
Tesco PLC ...........................................        64,503          398,453
                                                                        ------------

TELECOMMUNICATIONS -- 6.26%
BT Group PLC ........................................        71,706          279,467
Vodafone Group PLC ..................................       551,619        1,495,914
                                                                        ------------
                                                                           1,775,381
                                                                        ------------
Total United Kingdom Common Stocks ..................                     11,164,007
                                                                        ------------
Total Common Stocks (cost -- $22,973,579) ...........                     28,221,508
                                                                        ------------

SHORT TERM INVESTMENTS -- 3.94%
UNITED STATES -- 3.94%
MONEY MARKET FUND -- 3.94%
AIM Short Term Investment
  Class Prime Fund ..................................        55,792           55,792
UBS Private Money Market Fund,
  LLC(2) ............................................     1,062,530        1,062,530
                                                                        ------------
                                                                           1,118,322
                                                                        ------------
Total Short Term Investments (cost -- $1,118,322) ...                      1,118,322
                                                                        ------------
Total Investments (cost -- $24,091,901) -- 103.50% ..                     29,339,830
Liabilities in excess of other assets -- (3.50)% ....                       (992,441)
                                                                        ------------
Net Assets -- 100.00% ...............................                   $ 28,347,389
                                                                        ============

------------------
*     Net-income producing security

(1)   Security, of a portion thereof, was on loan at December 31, 2004.

(2)   Investments of cash collateral for securities loaned.

See accompanying notes.

STREETTRACKS INDEX SHARES DOW JONES EURO STOXX 50 FUND

SCHEDULE OF INVESTMENTS
DECEMBER 31, 2004 (UNAUDITED)

                                                       SHARES         VALUE
                                                       ------         -----
COMMON STOCKS -- 99.75%
BELGIUM -- 1.62%
FINANCIAL SERVICES -- 1.62%
Fortis* ...........................................     64,530     $ 1,786,701
                                                                   -----------

FINLAND -- 3.52%
TECHNOLOGY -- 3.52%
Nokia Oyj .........................................    246,183       3,888,333
                                                                   -----------

FRANCE -- 31.12%
BANKS -- 6.03%
BNP Paribas SA ...................................      43,993       3,187,205
Credit Agricole S.A.* ............................      36,442       1,099,650
Societe Generale* ................................      23,464       2,374,466
                                                                   -----------
                                                                     6,661,321
                                                                   -----------

CHEMICALS -- 0.96%
L'Air Liquide SA* ................................       5,762       1,065,152
                                                                   -----------

CONSTRUCTION -- 1.77%
Compagnie de Saint-Gobain ........................      17,995       1,084,054
Lafarge SA* ......................................       9,013         869,815
                                                                   -----------
                                                                     1,953,869
                                                                   -----------

CYCLICAL GOODS & SERVICES -- 0.97%
LVMH Moet Hennessy Louis Vuitton SA ..............      14,002       1,072,465
                                                                   -----------

ENERGY -- 6.22%
Total Fina Elf SA ................................      31,495       6,879,498
                                                                   -----------

FOOD & BEVERAGES -- 1.11%
Groupe Danone* ...................................      13,269       1,225,538
                                                                   -----------

HEALTHCARE -- 3.79%
Sanofi-Synthelabo SA .............................      52,469       4,193,526
                                                                   -----------

INSURANCE -- 1.78%
AXA* .............................................      79,684       1,969,084
                                                                   -----------

MEDIA -- 1.64%
Vivendi Universal SA* ............................      56,607       1,807,392
                                                                   -----------

NON-CYCLICAL GOODS & SERVICES -- 1.13%
L'Oreal SA* ......................................      16,470       1,250,305
                                                                   -----------

RETAIL -- 1.37%
Carrefour SA* ....................................      31,831       1,516,050
                                                                   -----------

TECHNOLOGY -- 0.91%
Alcatel SA* ......................................      64,397       1,002,237
                                                                   -----------

TELECOMMUNICATIONS -- 2.25%
France Telecom SA ................................      75,211       2,490,336
                                                                   -----------

UTILITIES -- 1.19%
Suez SA ..........................................      49,223       1,312,703
                                                                   -----------
Total France Common Stocks .......................                  34,399,476
                                                                   -----------

GERMANY -- 22.56%
AUTOMOBILES -- 1.91%
DaimlerChrysler AG* ..............................      44,056       2,111,478
                                                                   -----------

BANKS -- 2.31%
Deutsche Bank AG .................................      28,709       2,548,963
                                                                   -----------

CHEMICALS -- 2.99%
BASF AG ..........................................      28,778       2,073,174
Bayer AG .........................................      36,356       1,232,457
                                                                   -----------
                                                                     3,305,631
                                                                   -----------

INDUSTRIALS -- 3.39%
Siemens AG(1) ....................................      44,214     $ 3,748,905
                                                                   -----------

INSURANCE -- 3.29%
Allianz AG .......................................      18,348       2,434,096
Muenchener Rueckversicherungs-Gesellschaft AG* ...       9,775       1,201,779
                                                                   -----------
                                                                     3,635,875
                                                                   -----------

TECHNOLOGY -- 1.78%
SAP AG ...........................................      11,003       1,965,195
                                                                   -----------

TELECOMMUNICATIONS -- 2.81%
Deutsche Telekom AG* .............................     137,388       3,109,298
                                                                   -----------

UTILITIES -- 4.08%
E.ON AG* .........................................      36,530       3,329,756
RWE AG* ..........................................      21,441       1,186,148
                                                                   -----------
                                                                     4,515,904
                                                                   -----------
Total Germany Common Stocks ......................                  24,941,249
                                                                   -----------

ITALY -- 11.56%
BANKS -- 2.05%
Sanpaolo IMI SpA* ................................      57,802         832,814
UniCredito Italiano SpA* .........................     249,986       1,437,326
                                                                   -----------
                                                                     2,270,140
                                                                   -----------

ENERGY -- 3.06%
Eni SpA(1) * .....................................     135,052       3,381,348
                                                                   -----------

INSURANCE -- 1.78%
Assicurazioni Generali SpA* ......................      57,901       1,965,187
                                                                   -----------

TELECOMMUNICATIONS -- 3.00%
Telecom Italia Mobile SpA (1) * ..................     196,853       1,471,648
Telecom Italia SpA(1) ............................     451,647       1,847,842
                                                                   -----------
                                                                     3,319,490
                                                                   -----------

UTILITIES -- 1.67%
Enel SpA(1) * ....................................     187,224       1,839,921
                                                                   -----------
Total Italy Common Stocks ........................                  12,776,086
                                                                   -----------

NETHERLANDS -- 15.63%
BANKS -- 2.16%
ABN AMRO Holding NV(1) * .........................      89,893       2,381,425
                                                                   -----------

CYCLICAL GOODS & SERVICES -- 1.62%
Philips Electronics NV ...........................      67,567       1,791,807
                                                                   -----------

ENERGY -- 5.73%
Royal Dutch Petroleum Co. ........................     109,985       6,331,201
                                                                   -----------

FOOD & BEVERAGES -- 1.83%
Unilever NV ......................................      30,173       2,023,153
                                                                   -----------

INSURANCE -- 3.72%
Aegon NV .........................................      72,259         985,127
ING Groep NV .....................................     103,239       3,123,692
                                                                   -----------
                                                                     4,108,819
                                                                   -----------

NON-CYCLICAL GOODS & SERVICES -- 0.57%
Koninklijke Ahold NV* ............................      81,914         634,647
                                                                  -----------
Total Netherlands Common Stocks ..................                  17,271,052
                                                                  -----------

SPAIN -- 13.74%
BANKS -- 6.58%
Banco Bilbao Vizcaya
  Argentaria SA ..................................     178,998       3,175,104

See accompanying notes.

STREETTRACKS INDEX SHARES DOW JONES EURO STOXX 50 FUND

DECEMBER 31, 2004 (UNAUDITED)


                                                                SHARES           VALUE
                                                                ------           -----
Banco Santander Central Hispano SA(1) * ..............           330,155     $   4,097,207
                                                                             -------------
                                                                                 7,272,311
                                                                             -------------

ENERGY -- 1.18%
Repsol YPF SA(1) * ...................................            50,205         1,307,500
                                                                             -------------

TELECOMMUNICATIONS -- 3.95%
Telefonica SA ........................................           231,607         4,363,291
                                                                             -------------

UTILITIES -- 2.03%
Endesa SA(1) .........................................            50,295         1,182,004
Iberdrola SA(1) * ....................................            41,821         1,063,005
                                                                             -------------
                                                                                 2,245,009
                                                                             -------------
Total Spain Common Stocks ............................                          15,188,111
                                                                             -------------
Total Common Stocks (cost -- $78,301,552) ............                         110,251,008
                                                                             -------------

SHORT TERM INVESTMENTS -- 11.16%
UNITED STATES -- 11.16%
MONEY MARKET FUND -- 11.16%
AIM Short Term Investment,
  Class Prime Fund ...................................           155,892           155,892
UBS Private Money Market Fund,
  LLC(2) .............................................        12,184,407        12,184,407
                                                                             -------------
                                                                                12,340,299
                                                                             -------------
Total Short Term Investments (cost -- $12,340,299) ...                          12,340,299
                                                                             -------------
Total Investments (cost -- $90,641,851) -- 110.91% ...                         122,591,307
Liabilities in excess of other assets -- (10.91)% ....                         (12,062,678)
                                                                             -------------
Net Assets -- 100.00% ................................                       $ 110,528,629
                                                                             =============

------------------
*     Net-income producing security

(1)   Security, of a portion thereof, was on loan at December 31, 2004.

(2)   Investments of cash collateral for securities loaned.

See accompanying notes.

NOTES:

SECURITY VALUATION

Portfolio securities are valued based on the last sale price on the exchange which is deemed to be the principal market for the security. Securities regularly traded in an over-the-counter market are valued at the latest quoted sale price in such market. Other portfolio securities and assets for which market quotations are not readily available are valued based on fair value as determined in good faith by the Trust's Pricing Committee in accordance with procedures adopted by the Board of Trustees.

FEDERAL INCOME TAX COST

The identified cost of investments in securities owned by each Fund for federal income tax purposes was substantially the same as the cost for financial reporting purposes. Accordingly, gross unrealized appreciation and depreciation at December 31, 2004 were as follows:

                                                       GROSS         GROSS      NET UNREALIZED
                                       IDENTIFIED    UNREALIZED    UNREALIZED    APPRECIATION
                                          COST      APPRECIATION  DEPRECIATION  (DEPRECIATION)
                                       -----------  ------------  ------------  --------------
streetTRACKS DJ STOXX 50 Fund          $24,091,901   $ 5,467,058   $  219,129    $  5,247,929
streetTRACKS DJ EURO STOXX 50 Fund      90,641,851    32,248,094      298,638      31,949,456

Other information regarding the Funds is available in the Funds' most recent Report to Shareholders. This information is also available on the website of the Securities and Exchange Commission at www.sec.gov.

ITEM 2.     CONTROLS AND PROCEDURES.

(a) The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended ("The Investment Company Act") are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b) The registrant's principal executive officer and principal financial officer are aware of no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

streetTRACKS Index Shares Funds

By: /s/ Agustin J. Fleites
    ----------------------
    Agustin J. Fleites
    President

By: /s/ Donald A. Gignac
    --------------------
    Donald A. Gignac
    Treasurer

Date: February 17, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By: /s/ Agustin J. Fleites
    ----------------------
    Agustin J. Fleites
    President

By: /s/ Donald A. Gignac
    --------------------
    Donald A. Gignac
    Treasurer

Date: February 17, 2005